Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans Receivable Details [Line Items]
Gross loans receivable	$ 65,645	$ 56,113
Allowance for loan losses	(9,813)	(8,886)	$ (16,020)
Loans receivable, net	55,832	47,227
Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	56,864	49,161
Allowance for loan losses	(5,291)	(5,425)
Loans receivable, net	51,573	43,736
Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	2,082	1,135
Allowance for loan losses	(1,119)	(772)
Loans receivable, net	963	363
Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	6,699	5,817
Allowance for loan losses	(3,403)	(2,689)
Loans receivable, net	$ 3,296	$ 3,128
Strong [Member]
Loans Receivable Details [Line Items]
Days past due	Not past due	Not past due
Gross loans receivable	$ 54,067	$ 47,590
Strong [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 54,067	$ 47,590
Lower risk [Member]
Loans Receivable Details [Line Items]
Days past due	1-30 days past due	1-30 days past due
Gross loans receivable	$ 2,797	$ 1,571
Lower risk [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 2,797	$ 1,571
Medium risk [Member]
Loans Receivable Details [Line Items]
Days past due	31-60 days past due	31-60 days past due
Gross loans receivable	$ 1,284	$ 720
Medium risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 1,284	$ 720
Higher risk [Member]
Loans Receivable Details [Line Items]
Days past due	61-90 days past due	61-90 days past due
Gross loans receivable	$ 798	$ 415
Higher risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 798	$ 415
Non-performing [Member]
Loans Receivable Details [Line Items]
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Gross loans receivable	$ 6,699	$ 5,817
Non-performing [Member] | Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 6,699	$ 5,817